Average Annual Total Returns - Voya Target Retirement 2035 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2035 Index 1 Yr		Class A S&P Target Date 2035 Index 5 Yrs		Class A S&P Target Date 2035 Index 10 Yrs	Class A S&P Target Date 2035 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2035 Index 1 Yr		Class I S&P Target Date 2035 Index 5 Yrs		Class I S&P Target Date 2035 Index 10 Yrs	Class I S&P Target Date 2035 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2035 Index 1 Yr		Class R S&P Target Date 2035 Index 5 Yrs		Class R S&P Target Date 2035 Index 10 Yrs	Class R S&P Target Date 2035 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2035 Index 1 Yr		Class R6 S&P Target Date 2035 Index 5 Yrs		Class R6 S&P Target Date 2035 Index 10 Yrs	Class R6 S&P Target Date 2035 Index Since Inception
Total	8.80%	9.19%		8.58%	Dec. 21, 2015	12.79%	[1]	10.47%	[1]	[1]	9.57%	[1]	15.75%	10.82%		9.68%	Dec. 20, 2012	14.08%	9.31%		8.01%	9.30%	8.05%		7.14%	12.79%	[1]	10.47%	[1]	[1]	9.57%	[1]	15.13%	10.26%		9.13%	Jun. 01, 2018	12.79%	[1]	10.47%	[1]	[1]	9.57%	[1]	15.78%	10.82%		9.69%	Dec. 21, 2015	12.79%	[1]	10.47%	[1]	[1]	9.57%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.